Summary of Significant Accounting Policies Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Significant allowance for doubtful accounts		$ 0
Refining Equipment [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	8 years
Refining Equipment [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	47 years
Transportation Equipment [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	3 years
Transportation Equipment [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	30 years
Retail Site [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	14 years
Retail Site [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	18 years
Office Equipment [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	3 years
Office Equipment [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	7 years
Software and Software Development Costs [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
PP&E useful life	3 years